CONSOLIDATED FINANCIAL STATEMENTS DETAILS (Details 6) - 12 months ended Dec. 31, 2015 - Blekko Inc RUB in Millions, $ in Millions	USD ($)	RUB
Other-than-temporary impairment charge		RUB 700
Gain from disposal of assets	$ 0.6	RUB 46